General and Administrative Expenses	12 Months Ended
Dec. 31, 2025
General and Administrative Expense [Abstract]
General and Administrative Expenses	General and Administrative Expenses
General and administrative expenses include management fees payable to our Managers and costs in relation to the administration of our Company. General and administrative expenses for the years ended December 31, 2023, December 31, 2024 and December 31, 2025 were as follows:

	December 31,
	2023	2024	2025
Management fees – related parties	$19,199	$21,357	$24,051
Professional fees (legal and accounting)	1,070	966	1,241
Directors fees and expenses	781	741	632
Listing fees and expenses	128	100	94
Environmental, Social and Governance expenses	216	1,427	831
Information Technology expenses	272	627	655
Miscellaneous	2,097	1,817	2,349
Total	$23,763	$27,035	$29,853